Finance and operating leases - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Leases for terms	5 years
Depreciation of equipment under finance leases	$ 11,194	$ 18,573
Minimum
Lessee, Lease, Description [Line Items]
Finance and operating leases, term of contract	1 year
Maximum
Lessee, Lease, Description [Line Items]
Finance and operating leases, term of contract	15 years